Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Retail | Retirement Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fmmt_SupplementTextBlock	Supplement to the
Retirement Money Market Portfolio
October 30, 2015
Prospectus

At a special shareholder meeting of Retirement Money Market Portfolio, shareholders approved a proposal to modify the fund's fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. This change will enable the fund to operate as a government money market fund. The fund will implement other changes necessary to operate as a government money market fund, including (i) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Retirement Government Money Market II Portfolio." The modification to the fund's fundamental concentration policy and the fund's transition to a government money market fund are expected to become effective on or about November 30, 2015.